SHARE REPURCHASE (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Repurchase of ADSs, amount		$ 14,590,355	$ 2,748,579
2011 Purchase Plan [Member]
Share Repurchase Program [Line Items]
Authorized ADSs to be repurchased, shares	5,000,000
Authorized ADSs to be repurchased, amount	15,000,000
Repurchase of ADSs, in shares			607,478
Repurchase of ADSs, amount		12,518,624	2,748,579
Cancellation of ADSs, shares		1,746,059	500,000
2012 Purchase Plan [Member]
Share Repurchase Program [Line Items]
Authorized ADSs to be repurchased, shares		5,000,000
Authorized ADSs to be repurchased, amount		20,000,000
Repurchase of ADSs, in shares		362,807
Repurchase of ADSs, amount		$ 2,071,731